Loss per Shares (Tables)	12 Months Ended
Dec. 31, 2021
Loss per Shares
Schedule of Loss per Shares
	December 31
	2021	2020
(Loss) attributable to equity holders of the Company	(738,465)	(173,308)
Weighted average number of shares	3,378,760	3,375,918
Basic (loss) per share	(0.22)	(0.05)